Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000254671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.82%	2.74%	3.68%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.17%	1.16%	2.42%
High Yield Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Customized Reference Benchmark
Average Annual Return, Percent	3.23%	2.48%
Bloomberg Municipal High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	2.77%	3.02%	4.39%